Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted weighted average common shares outstanding
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Weighted-average common shares outstanding	497,173,946	144,086,582	315,558,213	121,310,970
Weighted-average potential common shares considered outstanding	3,000,000	15,361,622	3,000,000	10,552,810
Weighted-average common shares outstanding - basic	500,173,946	159,448,204	318,558,213	131,863,780
Dilutive effect of options, warrants and restricted stock units	-	-	-	-
Weighted-average common shares outstanding - diluted	500,173,946	159,448,204	318,558,213	131,863,780
Options, restricted stock units, and warrants and convertible debt excluded from the computation of diluted loss per share because the effect of inclusion would be anti-dilutive	1,178,054,958	5,011,083	141,051,170	1,776,036

	December 31,
	2021	2020

Weighted-average common shares outstanding	128,603,982	60,365,892

Weighted-average potential common shares considered outstanding	10,457,102	15,174,121

Weighted-average common shares outstanding – basic	139,061,084	75,540,013

Dilutive effect of options, warrants and restricted stock	-	-

Weighted-average common shares outstanding – diluted	139,061,084	75,540,013

Options, restricted stock, and warrants and convertible debt excluded from the computation of diluted loss per share because the effect of inclusion would be anti-dilutive	6,603,716